OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of Other Non-current Assets

(in thousands of $)	2015	2014
Mark-to-market interest rate swaps valuation (see note 25)	1,881	3,617
Deferred tax asset (see notes 9)	10,393	6,439
Other long-term assets	4,479	5,227
	16,753	15,283